Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	$ 2,861	$ 3,015	$ 22,945	$ 6,970
Outstanding Account Receivable	$ 3,654,428